Recapitalization - Schedule of Common Stock Issued Immediately Following the Consummation of the Business Combination (Details) - Common Stock [Member]	12 Months Ended
Dec. 31, 2024 shares
NEH Shares [Member]
Recapitalization - Schedule of Common Stock Issued Immediately Following the Consummation of the Business Combination (Details) [Line Items]
NEH shares before Conversion Ratio	8,623,205
NEH Shares After Conversion Ratio [Member]
Recapitalization - Schedule of Common Stock Issued Immediately Following the Consummation of the Business Combination (Details) [Line Items]
NEH Shares after Conversion Ratio	8,916,625